FINANCIAL RISK FACTORS (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure Of Financial Instruments [line items]
Schedule of contractual undiscounted cash flows

	Less than 1	Between 1	Between 2
	year	and 2 years	and 5 years	Over 5 years
At 31 December 2025
Loans	1,598	—	—	—
Issued debt - bonds	—	—	—	—
At December 2024
Loans	439	418	—	—
Issued debt - bonds	—	—	39,304	—

Currency risk
Disclosure Of Financial Instruments [line items]
Schedule of sensitivity analysis

Effect on profit
	Change in GBP	before tax
	rate	$’000
2025	+/-10%	+/-218

2024	+/-10%	+/-2

Effect on profit
	Change in CAD$	before tax
	rate	$’000
2025	+/-10%	+/-368

2024	+/-10%	+/-172

Interest risk
Disclosure Of Financial Instruments [line items]
Schedule of sensitivity analysis

Effect on
	Increase/decrease	profit before tax
	in basis points	$’000
2025	+/-180	+/-5

2024	+/-180	+/-15